Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Disclosure of detailed information about tax balances presented in the statement of financial position
	As of December 31
	2023	2022
	USD in thousands	USD in thousands
Current tax assets (liabilities):
Current tax assets	3,316	286
Current tax liabilities	(10,565)	(6,225)
Total current tax assets (liabilities)	(7,249)	(5,939)

Non-current tax assets (liabilities):
Deferred tax assets	9,134	4,683
Deferred tax liabilities	(44,941)	(14,133)
Total non-current tax assets (liabilities)	(35,807)	(9,450)

Disclosure of temporary difference, unused tax losses and unused tax credits
	Balance as of January 1 2023	Recognized in the statement of income	Other comprehensive income	Balance as of December 31 2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(14,620)	(1,465)	421	(15,664)
IFRS 16 – Leases	845	649	(19)	1,475
Financial instruments	(5,556)	468	(7,231)	(12,319)
Contractual asset in respect of concession arrangements	(16,723)	1,042	508	(15,173)
Contingent consideration	(1,584)	(8,477)	(35)	(10,096)
Others	(4,211)	(3,458)	(6,718)	(14,387)
Total	(41,849)	(11,241)	(13,074)	(66,164)

Unused losses and tax benefits:
Tax losses	32,399	(1,067)	(975)	30,357
	32,399	(1,067)	(975)	30,357

Total	(9,450)	(12,308)	(14,049)	(35,807)

	Balance as of January 1 2022	Recognized in the statement of income	Other comprehensive income	Balance as of December 31 2022
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(7,227)	(8,627)	1,234	(14,620)
IFRS 16 – Leases	1,389	(400)	(144)	845
Financial instruments	6,447	846	(12,849)	(5,556)
Contractual asset in respect of concession arrangements	(19,725)	744	2,258	(16,723)
Contingent consideration	574	(2,193)	35	(1,584)
Others	157	(3,422)	(946)	(4,211)
Total	(18,385)	(13,052)	(10,412)	(41,849)

Unused losses and tax benefits:
Tax losses	27,838	8,170	(3,609)	32,399
	27,838	8,170	(3,609)	32,399

Total	9,453	(4,882)	(14,021)	(9,450)

Disclosure of expenses (income) from income taxes which were recognized in the statement of income
	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Current taxes:
Current tax expenses	17,715	8,061	2,422
Prior year taxes	(1,595)	-	-
Total current taxes	16,120	8,061	2,422

Deferred taxes:
Deferred tax expenses in respect of the creation and reversal of temporary differences	11,241	13,052	34
Income (expenses) from the creation of deferred taxes in respect of losses and unused tax benefits	1,067	(8,170)	3,238
Total deferred taxes	12,308	4,882	3,272

Total expenses from income taxes	28,428	12,943	5,694

Disclosure of reconciliation between the theoretical tax on the pre-tax profit and the tax expense
	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Profit before income taxes from continuing operations	126,469	51,056	27,369
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	29,088	11,743	6,295

Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(1,653)	(896)	(531)
Different tax rate of foreign subsidiaries	(2,080)	(1,644)	(2,370)
Non-deductible expenses	1,662	3,150	1,853
Exempt income	(1,282)	(1,170)	(354)
Utilization of tax losses and benefits from prior years	924	310	179
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	3,433	1,270	631
Change in taxes in respect of previous years	(1,847)	143	(77)
Others	183	37	68
Total income taxes from continuing operations as presented in profit or loss	28,428	12,943	5,694